LEASES	12 Months Ended
Feb. 28, 2022
LEASES
LEASES

16.         LEASES

The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Certain leases were terminated before the expiration of the lease term due to the cessation of K9 Academic AST Services during the year ended February 28, 2022, and the relevant right-of-use asset, at the carrying amount totaled at $1,145,222, and the corresponding lease liability were derecognized upon the effectiveness of the early termination.

Operating lease cost for the years ended February 29, 2020, February 28, 2021 and 2022 were $338,593, $431,976 and $305,619, respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended February 29, 2020, February 28, 2021 and 2022 were $1,184, $1,319 and $2,425, respectively.

As of February 28, 2021 and 2022, the weighted average remaining lease term were 4.9 years and 5.2 years, respectively, and weighted average discount rate were 4.8% and 5.1% for the Group’s operating leases, respectively.

Supplemental cash flow information of the leases were as follows:

	For the year ended,	For the year ended,
	February 28,	February 28,
	2021	2022
Cash payments for operating leases	$419,926	$335,659
Right-of-use assets obtained in exchange for operating lease liabilities	929,787	474,965

16.         LEASES - continued

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of February 28, 2022:

As of February 28,
Fiscal year ending	2022

February 2023	$65,851
February 2024	65,817
February 2025	45,220
February 2026	32,053
February 2027	23,591
Thereafter	54,403

Total future lease payments	$286,935
Less: Imputed interest	(44,842)

Present value of operating lease liabilities	$242,093

As of February 28, 2022, the Group has lease contracts that has been entered into but not yet commenced amounted to $156, and these contracts will commence during fiscal year 2023.